Trading account gains and losses (Tables)	12 Months Ended
Mar. 31, 2014
Gain (Loss) on Investments

Net trading gains (losses) for the fiscal years ended March 31, 2012, 2013 and 2014 are comprised of the following:

	2012	2013	2014
	(in millions of yen)
Trading account gains (losses)—net:
Trading securities	227,056	468,029	80,606
Derivative contracts:
Interest rate contracts (1)	261,568	219,385	(79,562)
Foreign exchange contracts	(146,258)	(91,300)	(13,167)
Equity-related contracts (1)	(7,150)	(59,462)	(41,607)
Credit-related contracts (2)	(2,184)	(174)	899
Other contracts	283	(2,378)	(6,856)

Total	333,315	534,100	(59,687)
Foreign exchange gains (losses)—net (3)	98,054	20,514	25,631

Net trading gains (losses)	431,369	554,614	(34,056)

Notes:

(1)	The net gain (loss) excluded from the assessment of the effectiveness of fair value hedges is included in the above table.
(2)	Amounts do not include the net loss of ¥3,391 million, ¥6,703 million and ¥8,660 million on the credit derivatives hedging the credit risk of loans during the fiscal years ended March 31, 2012, 2013 and 2014, respectively. The net loss is recorded in Other noninterest expenses.
(3)	Amounts include realized and unrealized gains and losses on both derivative instruments and nonderivative instruments, such as translation gains and losses related to foreign currency-denominated available-for-sale securities for which the fair value option is elected in accordance with ASC 825.